VANECK ROBOTICS ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (unaudited)
1
Number
of Shares Value
COMMON STOCKS : 100.1%
Australia : 0.9%
Altium Ltd. 2,444 $ 110,623
Underline
Austria : 1.0%
Andritz AG 1,963 121,409
Underline
Canada : 0.9%
ATS Corp. (USD) * † 3,294 106,429
Underline
Finland : 1.0%
Konecranes Oyj 2,070 117,376
Underline
France : 4.0%
Dassault Systemes SE 13,171 495,612
Underline
Germany : 7.0%
Duerr AG 4,101 86,851
Jenoptik AG * 2,447 70,742
Krones AG 779 97,824
Siemens AG 3,254 606,104
861,521
Israel : 0.8%
Nova Ltd. (USD) * 422 98,972
Underline
Japan : 20.6%
Amada Co. Ltd. 10,400 115,655
Azbil Corp. 3,900 108,956
Daifuku Co. Ltd. 7,000 131,498
Daihen Corp. 1,800 93,566
Denso Corp. 21,700 338,779
FANUC Corp. 8,500 233,392
Fuji Corp. 6,300 100,103
Keyence Corp. 1,400 612,862
Lasertec Corp. 500 112,261
Omron Corp. 4,000 138,538
Optex Group Co. Ltd. 5,200 54,852
Renesas Electronics Corp. 6,200 117,603
Tokyo Electron Ltd. 700 153,259
TOWA CORP 1,400 98,611
Yaskawa Electric Corp. † 3,500 126,230
2,536,165
Netherlands : 4.9%
ASML Holding N.V. (USD) 588 601,365
Underline
Norway : 0.7%
AutoStore Holdings Ltd.
144A * 71,890 84,547
Underline
Sweden : 3.6%
Hexagon AB 31,860 361,313
HMS NETWORKS AB 2,274 89,786
451,099
Switzerland : 7.5%
ABB Ltd. 10,870 602,651
Interroll Holding AG 36 106,104
Kardex Holding AG 376 95,600
STMicroelectronics N.V.
(USD) 2,713 106,567
910,922
United Kingdom : 1.9%
Renishaw Plc 2,061 95,880
Number
of Shares Value
United Kingdom (continued)
TechnipFMC Plc (USD) 5,110 $ 133,627
229,507
United States : 45.3%
Altair Engineering, Inc. * 1,057 103,671
Ambarella, Inc. * 1,441 77,742
Analog Devices, Inc. 775 176,902
ANSYS, Inc. * 789 253,664
Applied Materials, Inc. 975 230,090
Aspen Technology, Inc. * 543 107,856
Autodesk, Inc. * 1,752 433,532
Bentley Systems, Inc. 3,879 191,467
Cognex Corp. 3,351 156,693
Emerson Electric Co. 4,517 497,593
Intuitive Surgical, Inc. * 491 218,421
KLA Corp. 216 178,094
Lam Research Corp. 190 202,322
Lattice Semiconductor
Corp. * 1,569 90,986
Lincoln Electric Holdings, Inc. 838 158,080
Microchip Technology, Inc. 1,395 127,643
Novanta, Inc. * 750 122,333
NVIDIA Corp. 5,021 620,293
ON Semiconductor Corp. * 1,505 103,168
Onto Innovation, Inc. * 456 100,119
Ouster, Inc. * 5,656 55,598
PTC, Inc. * 1,675 304,297
Rockwell Automation, Inc. 1,039 286,016
Symbotic, Inc. * † 2,723 95,741
TE Connectivity Ltd. 828 124,556
Teledyne Technologies,
Inc. * 624 242,100
Teradyne, Inc. 743 110,179
Texas Instruments, Inc. 1,160 225,655
5,594,811
Total Common Stocks
(Cost: $11,256,389) 12,320,358
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.9%
Money Market Fund: 0.9%
(Cost: $108,157)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 108,157 108,157
Total Investments: 101.0%
(Cost: $11,364,546) 12,428,515
Liabilities in excess of other assets: (1.0)% (126,653)
NET ASSETS: 100.0% $ 12,301,862

VANECK ROBOTICS ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Definitions:
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $266,443.
* Non-income producing
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $84,547, or 0.7% of net assets.